Intangible Assets - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Intangible assets	£ 3,534	£ 3,194	£ 3,604
Market and customer-related [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Finite-lived intangible assets, useful life	3
Market and customer-related [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Finite-lived intangible assets, useful life	40 years
Content, software and other [member] | Acquired pre-IFRS [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	£ 80	120
Content, software and other [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Finite-lived intangible assets, useful life	3
Content, software and other [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Finite-lived intangible assets, useful life	20 years
Internally developed intangible assets [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Finite-lived intangible assets, useful life	3
Internally developed intangible assets [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Finite-lived intangible assets, useful life	10 years
Scientific, Technical & Medical [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets with indefinite useful lives	£ 119	£ 112